Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Estimated useful lives
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Schedule of estimated useful lives of the intangible assets
Estimated useful lives
Brand name	10 years
Customer relationships	5 years
Source code	10 years